Loss Per Share (Details) - Schedule of Basic Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic Loss Per Share [Abstract]
(Loss) attributable to equity holders of the company ($000)	$ (17,691)	$ (15,397)	$ (23,417)
Weighted average number of ordinary shares in issue	102,471,016	101,526,389	97,932,055
Basic loss per share (cents per share)	$ (17.3)	$ (15.2)	$ (23.9)